ACQUISITIONS AND DISPOSITIONS - Chulbatkan (Details) oz in Thousands, $ in Millions			12 Months Ended
	Jan. 15, 2021 USD ($)	Jan. 16, 2020 USD ($) oz $ / oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Acquisitions and Dispositions
Cash consideration paid			$ 267.0	$ 30.0
Transaction costs			$ 4.4
Purchase price allocation
Total net assets acquired		$ 290.5
Chulbatkan license
Acquisitions and Dispositions
Consideration		$ 283.0
Royalty obligation		1.50%
Future proven and probable reserves per ounce | $ / oz		50
Declared proven and probable ounces | oz		3,250
Percentage of payment on net smelter return royalty		1.50%
Buyback right		0.33
Right to buyback royalty		$ 10.0
Period for buyback		24 months
Cash consideration paid	$ 141.5	$ 141.5
Percentage of consideration paid in first installment		50.00%
Final installment which can paid in cash (as percent)		100.00%
Increase (decrease) in working capital		$ 3.1
Purchase price allocation
Property, plant and equipment (including mineral interests)		286.9
Net working capital		3.6
Total net assets acquired		$ 290.5
Chulbatkan license | Minimum
Acquisitions and Dispositions
Option, which was not executed, to pay installment with shares (as a percent)		60.00%
Chulbatkan license | Maximum
Acquisitions and Dispositions
Option, which was not executed, to pay installment with shares (as a percent)		100.00%
Pre-development properties | Chulbatkan license
Purchase price allocation
Property, plant and equipment (including mineral interests)		$ 278.9
Land, plant and equipment | Chulbatkan license
Purchase price allocation
Property, plant and equipment (including mineral interests)		$ 8.0